Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 19.7%
Penn Series Flexibly Managed Fund*	59,701	$4,790,400
Penn Series Index 500 Fund*	69,701	2,389,341
Penn Series Large Cap Value Fund*	32,128	1,196,769
Penn Series Large Core Value Fund*	68,860	1,771,758
Penn Series Mid Core Value Fund*	38,471	1,179,917
Penn Series Real Estate Securities Fund*	20,715	593,074
TOTAL AFFILIATED EQUITY FUNDS (Cost $8,932,111)		11,921,259

AFFILIATED FIXED INCOME FUNDS — 75.7%
Penn Series High Yield Bond Fund*	184,703	2,995,878
Penn Series Limited Maturity Bond Fund*	1,474,653	19,686,625
Penn Series Quality Bond Fund*	1,373,431	23,224,723
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $42,412,566)		45,907,226

AFFILIATED INTERNATIONAL EQUITY FUNDS — 2.9%
Penn Series Developed International Index Fund*	71,947	1,182,083
Penn Series International Equity Fund*	15,381	591,715
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $1,402,055)		1,773,798

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $319,626)	319,626	319,626
TOTAL INVESTMENTS — 98.8% (Cost $53,066,358)		$59,921,909
Other Assets & Liabilities — 1.2%		702,345
TOTAL NET ASSETS — 100.0%		$60,624,254

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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